Direct Financing and Sales-type Leases	9 Months Ended
Sep. 30, 2012
Direct Financing and Sales-type Leases
(6)	Direct Financing and Sales-type Leases

The Company leases containers under direct financing and sales-type leases. The Company had 67,068 and 56,857 containers under direct financing and sales-type leases as of September 30, 2012 and December 31, 2011, respectively.

The components of the net investment in direct financing and sales-type leases, which are reported in the Company’s Container Ownership segment in the consolidated balance sheets as of September 30, 2012 and December 31, 2011 were as follows:

	September 30,	December 31,
	2012	2011
Future minimum lease payments receivable	$160,723	$122,349
Residual value of containers on sales-type leases	9,144	11,032
Less unearned income	(28,486)	(23,185)

Net investment in direct financing and sales-type leases	$141,381	$110,196

Amounts due within one year	$30,627	$25,075
Amounts due beyond one year	110,754	85,121

Net investment in direct financing and sales-type leases	$141,381	$110,196

The Company maintains detailed credit records about its container lessees. The Company’s credit policy sets different maximum exposure limits for its container lessees. The Company uses various credit criteria to set maximum exposure limits rather than a standardized internal credit rating. Credit criteria used by the Company to set maximum exposure limits may include, but are not limited to, container lessee trade route, country, social and political climate, assessments of net worth, asset ownership, bank and trade credit references, credit bureau reports, including those from Dynamar B.V. and Lloyd’s Marine Intelligence Unit (common credit reporting agencies used in the maritime sector), operational history and financial strength. The Company monitors its container lessees’ performance and its lease exposures on an ongoing basis, and its credit management processes are aided by the long payment experience the Company has had with most of its container lessees and the Company’s broad network of long-standing relationships in the shipping industry that provide the Company current information about its container lessees.

If the aging of current billings for the Company’s direct financing and sales-type leases included in accounts receivable, net were applied to the related balances of the unbilled future minimum lease payments receivable component of the Company’s net investment in direct finance leases and sales-type leases as of September 30, 2012, the aging would be as follows:

1-30 days past due	$6,532
31-60 days past due	860
61-90 days past due	14,927
Greater than 90 days past due	6,668

Total past due	28,987
Current	131,736

Total future minimum lease payments	$160,723

The Company maintains allowances, if necessary, for doubtful accounts and estimated losses resulting from the inability of its lessees to make required payments under direct financing and sales-type leases based on, but not limited to, each lessee’s payment history, management’s current assessment of each lessee’s financial condition and the adequacy of the fair value of containers that collateralize the leases compared to the book value of the related net investment in direct financing and sales-type leases. Management does not set an internal credit score or obtain an external credit score as part of estimating the allowance as of period end. The changes in the carrying amount of the allowance for doubtful accounts related to billed amounts under direct financing and sales-type leases and included in accounts receivable, net, during the nine months ended September 30, 2012 are as follows:

Balance as of December 31, 2011	$—
Additions charged to expense	701
Write-offs	(97)

Balance as of September 30, 2012	$604

The following is a schedule by year of future minimum lease payments receivable under these direct financing and sales-type leases as of September 30, 2012:

Year ending September 30:
2013	$40,325
2014	37,449
2015	33,401
2016	25,819
2017 and thereafter	23,729

Total future minimum lease payments receivable	$160,723

Lease rental income includes income earned from direct financing and sales-type leases in the amount of $2,758 and $2,220 for the three months ended September 30, 2012 and 2011, respectively, and $7,855 and $6,760 for the nine months ended September 30, 2012 and 2011, respectively.